Convertible preferred stock and preferred stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	142 Months Ended				142 Months Ended
	Dec. 31, 2011 security	Jun. 30, 2012 Preferred stock	Dec. 31, 2011 Preferred stock	Dec. 31, 2010 Preferred stock	Dec. 31, 2011 Series A convertible preferred stock	Dec. 31, 2011 Series B convertible preferred stock	Dec. 31, 2011 Series C convertible preferred stock	Dec. 31, 2011 Series D convertible preferred stock	Dec. 31, 2011 Series E convertible preferred stock	Dec. 31, 2011 Series F convertible preferred stock
Class of Stock [Line Items]
Number of convertible preferred securities	6
Authorized (in shares)	13,006,868	5,000,000	0	0	510,354	896,464	4,235,087	3,483,333	1,791,666	2,089,964
Preferred stock par value (in dollars per share)		$ 0.0003
Issued (in shares)	12,171,980	0	0	0	510,351	896,464	4,210,519	3,430,215	1,361,592	1,762,839
Proceeds net of issuance costs	$ 52,760				$ 1,014	$ 7,043	$ 11,905	$ 11,036	$ 8,772	$ 12,990
Liquidation preference	$ 53,553				$ 1,035	$ 7,100	$ 12,000	$ 11,256	$ 9,002	$ 13,160
Outstanding (in shares)		0	0	0